Document and Entity Information	12 Months Ended
Oct. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	HOVNANIAN ENTERPRISES INC
Entity Central Index Key	0000357294